Summary of Significant Accounting Policies - Schedule of Fair Value Inputs (Q3) (Details)	Sep. 30, 2024	Mar. 04, 2024	Jan. 12, 2024	Dec. 31, 2023
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term (in years)	5 years	5 years	5 years	5 years
Warrant term (years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding, term (in years)	1 year 10 months 13 days			2 years 7 months 9 days
Volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	1.7723			1.135
Risk-free rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0.037	0.0433	0.0402	0.0405
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants, measurement input	0	0	0	0